BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATION
BUSINESS COMBINATION

38.   BUSINESS COMBINATION

(a)      Acquisition of High-Purity Aluminum and Light Metal

In November 2015, Baotou Aluminum, the subsidiary of the Company, acquired relevant assets and liabilities of High-Purity Aluminum and Light Metal of Baotou Aluminum Group at a total cash consideration of RMB37.662 million. Baotou Aluminum Group is a subsidiary of Chinalco, the parent company of the Group. Before and after the acquisition, both sides are controlled by Chinalco, and the control is not temporary. Thus, the acquisition is considered to be business combination under common control. The combination date is November 30, 2015, which is determined by the date of transfer of the assets and liabilities.

The book values of the assets and liabilities of High-Purity Aluminum and Light Metal as at the acquisition date and the comparative financial figures were as follows:

	December 31, 2014	December 31, 2015
Assets
Trade and notes receivables	19,959	47,729
Other current assets	11,808	13
Inventories	101,898	146,224
Property, plant and equipment	87,609	76,611
Intangible assets	2,139	1,347

Liabilities
Trade and notes payables	2,911	43,597
Other payables and accrued expenses	3,791	137,539
Interest bearing loans and borrowings	191,707	65,000

Net assets	25,004	25,788
Difference recognized in equity		11,874
		37,662

Cash		37,662
Total purchase consideration		37,662

During the year ended December 31, 2015, the Group has paid the cash consideration amounting to RMB30 million, and the remaining cash consideration amounting to RMB7.6 million has been paid in year ended December 31, 2016.

(b)      Acquisition of Bayer aluminum production line

On January 1, 2016, Chalco Shandong, a subsidiary of the Company, completed the swap of its certain assets and liabilities with Shandong Aluminum, a subsidiary of Chinalco. The assets disposed of by Chalco Shandong include the relevant assets and liabilities of the electrolysis aluminum plant except for the electrolysis production line (mainly carbon assets), the aluminum processing plant and the hospital ward building of Chalco Shandong (the “Assets Disposed of“). The assets acquired by Chalco Shandong comprised the relevant assets and liabilities of the Bayer alumina production line of Shandong Aluminum which, in the opinion of directors of the Company, constitute businesses (the “Business Acquired“). According to the final consideration, Chalco Shandong shall pay a net consideration amounting to RMB162 million. As at the combination date, the carrying amounts of the Business Acquired and Assets Disposed of were RMB327 million and RMB176 million, respectively. Before and after the transaction, both entities were controlled by Chinalco, and the control was not temporary. Thus, the acquisition is considered to be a business combination under common control. The transaction date was January 1, 2016, which was determined by the date that the transfer of the rights and risks of the assets and liabilities was completed.

The carrying amounts of the assets and liabilities of Business Acquired as at the transaction date and the comparative financial figures were as follows:

	December 31, 2015	January 1, 2016
Assets
Property, plant and equipment	328,354	328,354

Liabilities
Other payables and accrued expenses	1,488	1,488

Net assets	326,866	326,866
Difference recognized in equity	—	11,418
	—	338,284

Cash	—	161,962
Carrying values of assets disposed of	—	176,322
Total purchase consideration	—	338,284

(c)      Acquisition of pseudoboehmite and activated silicon powder production lines

On June 28, 2016, the Shanxi Branch of the Company (“Shanxi Branch“) entered into an Asset Transfer Agreement with Shanxi Aluminum Plant, pursuant to which, the Shanxi Branch acquired pseudoboehmite and activated silicon powder production lines of Science and Technology Chemical Company, a branch of Shanxi Aluminum Plant, at a total cash consideration of RMB43.06 million. In the opinion of directors of the Company, the production lines constitute a business. The total cash consideration was determined based on the asset appraisal report performed by an independent qualified valuer.

Shanxi Aluminum Plant is a subsidiary of Chinalco, the parent company of the Group. Before and after the acquisition, both Shanxi Aluminum Plant and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition is considered to be business combination under common control. The transaction date is July 5, 2016, which is determined by the date of transfer of the assets.

The carrying amount of the assets and liabilities of pseudoboehmite and activated silicon powder production lines as at the transaction date and the comparative financial figures were as follows:

	December 31,	July 5,
	2015	2016
Assets
Property, plant and equipment	29,966	28,860

Liabilities
Other payables and accrued expenses	2,503	—

Net assets	27,463	28,860
Difference recognized in equity		14,201
		43,061

Cash		43,061
Total purchase consideration		43,061

The acquisition of Shanxi Aluminum Plant has no impact on the Group’s cash and cash equivalents.

(d)      Acquisition of equity interest in Chinalco Shanghai

On August 8, 2016, through the Shanghai United Assets and Equity Exchange, the Company was affirmed as the acquirer of the 60% equity interest in Chinalco Shanghai and the Company entered into an equity transfer agreement with Chinalco, pursuant to which, the Company acquired the 60% equity interest of Chinalco Shanghai with a total cash consideration of RMB2,113.76 million. The consideration was determined based on the appraisal value of the equity of Chinalco Shanghai. Subsequent to the acquisition, the Group exercised control over Chinalco Shanghai.

Before and after the acquisition, both Chinalco Shanghai and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition of 60% equity interest in Chinalco Shanghai is considered to be business combination under common control. The transaction date was September 9, 2016, which was determined by the date that the Group obtained control over Chinalco Shanghai.

The book values of the assets and liabilities of Chinalco Shanghai Company Limited as at the transaction date and the comparative financial figures were as follows:

	December 31,	September 9,
	2015	2016

Assets
Property, plant and equipment	414,766	494,725
Land use rights	742,771	731,967
Inventories	22	15
Other current assets	916	1,425
Restricted cash and time deposits	51,500	70,500
Cash and cash equivalents	1,156	2,164

Liabilities
Interest bearing loans and borrowings	241,118	330,549
Trade and notes payables	147	29
Other payables and accrued expenses	1,598	1,951

Net assets	968,268	968,267
Non-controlling interests		387,307
Net assets acquired		580,960
Difference recognized in equity		1,532,801
		2,113,761

Satisfied by cash		2,113,761
Total purchase consideration		2,113,761

As at December 31, 2016, the Group has paid up the purchase consideration amounting to RMB2,114 million.

(e)       Acquisition of equity interest in Xinghua Technology

On December 5, 2016, through China Beijing Equity Exchange, the Company, and Chalco Shandong entered into equity transfer agreements with Shanxi Aluminum Plant and Shandong Aluminum respectively, pursuant to which the Company and Chalco Shandong acquired 33% and 33% equity interests of Xinghua Technology, from Shanxi Aluminum Plant and Shandong Aluminum respectively. The considerations for the acquisition of 33% and 33% equity interests of Xinghua Technology were RMB257.76 million and RMB257.76 million, respectively, which were determined based on the appraisal value of Xinghua Technology. Up to December 31, 2016, the Group has paid RMB335.09 million based on the equity transfer agreements. The remaining considerations will be paid before December 31, 2017 with interest at the prevailing one year lending rate quoted by the People's Bank of China.

Xinghua Technology was a subsidiary of Chinalco, the parent company of the Group. Subsequent to the acquisition, the Group had control over Xinghua Technology. Before and after the acquisition, both Xinghua Technology and the Company are controlled by Chinalco, and the control is not temporary. Thus, the acquisition of 66% equity interests in Xinghua Technology is considered to be a business combination under common control. The transaction date was December 23, 2016, which was date that the Group obtained control over Xinghua Technology.

The book values of the assets and liabilities of Xinghua Technology Ltd. as at the transaction date and the comparative financial figures were as follows:

	December 31,	December 31,
	2015	2016

Assets
Property, plant and equipment	978,596	1,134,185
Land use rights	—	8,339
Other non-current assets	1,474	8,334
Trade and notes receivables	2,423	5,471
Inventories	164,262	170,986
Other current assets	89,626	86,283
Restricted cash and time deposits	15,000	184,060
Cash and cash equivalents	1,910	19,828

Liabilities
Interest bearing loans and borrowings (non-current)	34,086	14,909
Other non-current liabilities	47,900	43,921
Interest bearing loans and borrowings (current)	338,393	354,181
Trade and notes payables	230,235	484,755
Other payables and accrued expenses	329,184	398,239
Income tax payable	—	9,919

Net assets	273,493	311,562
Non-controlling interests		105,931
Net assets acquired		205,631
Difference recognized in equity		309,890
		515,521

Satisfied by cash		515,521
Total purchase consideration		515,521

(f)      Acquisition of equity interest in Xinghua Technology

As at December 31, 2016, the Group has paid the purchase consideration of RMB335 million. As at December 31, 2017, the Group has paid the purchase consideration of RMB61 million with notes receivables and the Group has not paid the remaining consideration of approximately RMB121 million.

(g)      Acquisition of 100% equity interest in Qingdao Light Metal

On December 28, 2017, Chalco Shandong, a subsidiary of the Company, entered into an equity transfer agreement with Chinalco, pursuant to which Chalco Shandong acquired 100% equity interest of Qingdao Light Metal from Chinalco. The consideration for the acquisition was RMB162 million which was determined based on the appraisal value of the 100% equity interest in Qingdao Light Metal. The Company has paid all consideration as of December 31, 2017. The transaction date was December 29, 2017 which was the date that the Group obtained control of Qingdao Light Metal. Before and after the acquisition, both Qingdao Light Metal and the Company were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of 100% equity interest in Qingdao Light Metal is considered to be a business combination under common control.

The carrying amounts of the assets and liabilities of Qingdao Light Metal as at the transaction date and the comparative financial figures were as follows:

	December 31,	December, 29
	2016	2017

Assets
Investment properties	10,742	10,425
Property, plant and equipment	290,579	278,309
Land use rights	20,722	20,195
Inventories	29,446	49,489
Other current assets	2,934	3,978
Trade and notes receivables	29,748	98,957
Cash and cash equivalents	5,688	10,924

Liabilities
Trade and notes payables	64,900	97,681
Other payables and accrued expenses	10,641	66,042
Interest-bearing loans and borrowings	167,000	167,000

Net assets	147,318	141,554
Other equity instruments	138,670	138,670
	8,648	2,884

Difference recognized in equity	—	158,848

Total purchase consideration		161,732

(h)      Acquisition of Shanxi Aluminum Sewage Treatment Plant

On December28, 2017, Shanxi New Material, a subsidiary of the Company, entered into an assets transfer agreement with Chalco Shanxi Aluminum, a subsidiary of Chinalco, pursuant to which, Shanxi New Material acquired Shanxi Aluminum Sewage Treatment Plant at a total consideration of RMB50 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. In the opinion of directors of the Company, the sewage treatment plant constitutes a business. Before and after the acquisition, both entities were controlled by Chinalco, and the control was not temporary. Thus, the acquisition is considered to be a business combination under common control. The acquisition date was December 28, 2017, which is determined by the date of transfer of the assets.

The carrying amount of the assets and liabilities of Shanxi Aluminum Sewage Treatment Plant as at the transaction date and the comparative financial figures were as follows:

	December 31,	December 31,
	2016	2017

Assets
Property, plant and equipment	52,001	48,995

Liabilities
Other payables and accrued expenses	—	—

Net assets	52,001	48,995
Difference recognized in equity		1,063
Total purchase consideration		50,058

The acquisition of Shanxi Aluminum Sewage Treatment Plant has no impact on the Group’s cash and cash equivalents.

(i)       Acquisition of Yinxing Power

In April 2015, Ningxia Energy and Zhejiang Power Group Co., Ltd.* (“Zhejiang Power”) (浙江省能源集團有限公司) jointly established Ningxia Yinxing Power Co., Ltd.* (“Yinxing Power”) (寧夏銀星發電有限責任公司). The registered capital of Yinxing Power is RMB800 million, of which Ningxia Energy and Zhejiang Power contributed 51% and 49%, respectively. Ningxia Energy can appoint four out of the seven directors of the board of directors. According to the articles of association of Yinxing Power, the resolutions pertaining to significant relevant activities at both the shareholders’ and board of directors meetings require more than two-thirds of the votes for passing. Accordingly, the directors of the Company considered that Ningxia Energy and Zhejiang Power have joint control over Yinxing Power, which was accounted for as a joint venture.

In August 2017, to minimize coal procurement costs and to secure long-term coal supply to Yinxing Power, Ningxia Energy and Zhejiang Power entered into an acting-in-concert agreement which was effective on August 31, 2017. According to the acting-in-concert agreement, Zhejiang Power will exercise the shareholders vote in concert with the Group. Accordingly, the directors of the Company consider that Ningxia Energy have control over Yinxing Power and consolidated Yinxing Power as a subsidiary since August 31, 2017.

The fair value of identifiable assets and liabilities of Yinxing Power at the acquisition date are as follows:

August 31, 2017
Fair value
Assets
Property, plant and equipment	3,594,970
Land use right	31,833
Intangible assets	188
Other current assets	312,840
Inventories	35,349
Trade and notes receivables	162,093
Cash and cash equivalents	255,152

Liabilities
Deferred tax liabilities	(40,706)
Interest-bearing loans and borrowings	(2,514,800)
Other payables and accrued expenses	(186,782)
Trade and notes payables	(800,438)

Net assets	849,699

Non-controlling interests	416,353

Net assets acquired	433,346

Goodwill	—

Satisfied by cash	—

Details of the 51% equity interest held by the Group before the acquisition of Yinxing Power and the profit from the investment are as follows:

August 31, 2017
Initial investment cost	316,200

Investment income recognized under the equity method	(494)

The book value of the investment in 51% equity of Yinxing Power on the merger date	315,706

The fair value of the investment in 51% equity of Yinxing Power on the merger date (Note)	433,346

Gain on previously held equity interest remeasured at acquisition-date fair value	117,640

Note: The fair value was determined by the valuation report of Zhong Tong Hua Ping Bao Zi (2017) No. 776 issued by Beijing Zhong Tong Hua Asset Valuation Co., Ltd.

An analysis of the cash flows in respect of the acquisition of Yinxing Power is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	255,152

Net inflow of cash and cash equivalents included in cash flows from investing activities	255,152

The operating results and cash flows of Yinxing Power since the merger date to the end of the year are as follows:

RMB’000

Revenue	578,117

Profit for the year	96,756

Net cash flows	36,024

*     The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.